Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortized cost	$ 59,546,509	$ 45,637,025
Gross unrealized gains	1,192,865	423,881
Gross unrealized losses	34,196	94,156
Fair value	60,705,178	45,966,750
Other investments [Member]
Amortized cost	8,169,000	8,665,000
Gross unrealized gains	318,002	181,846
Gross unrealized losses	0	0
Fair value	8,487,002	8,846,846
Agency mortgage-backed securities (Agency MBS) [Member]
Amortized cost	40,861,370	16,169,819
Gross unrealized gains	547,930	86,874
Gross unrealized losses	30,951	51,318
Fair value	41,378,349	16,205,375
ABS and OAS [Member]
Amortized cost	2,508,997	2,799,657
Gross unrealized gains	160,999	55,418
Gross unrealized losses	0	2,166
Fair value	2,669,996	2,852,909
U.S. GSE debt securities [Member]
Amortized cost	8,007,142	18,002,549
Gross unrealized gains	165,934	99,743
Gross unrealized losses	3,245	40,672
Fair value	$ 8,169,831	$ 18,061,620